Debt - New Adagio Convertible Notes (Details) - USD ($) $ / shares in Units, $ in Millions	Feb. 13, 2024	Sep. 30, 2024	Jul. 31, 2024	Dec. 31, 2023
Adagio Medical Inc
Debt
Exercise price				$ 7.97
Convert Warrants
Debt
Principal amount		$ 20.0
Exercise price	$ 24	$ 24	$ 24
New Adagio Convertible Notes | Convert Warrants | Adagio Medical Inc
Debt
Principal amount	$ 20.0
Interest rate	13.00%
Shares called by per each warrant	1
Exercise price	$ 24
Debt term	3 years 9 months